Accounts Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Text Block]
NOTE 9: ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable consist of the following:

	December 31, 2011	December 31, 2010
Trade payable	$21,356	$21,064
Rent payable	1,602	1,205
Professional fees payable	253	322
Total accounts payable	$23,211	$22,591

Accrued expenses consist on the following:

	December 31, 2011	December 31, 2010
Accrued salaries	$6,445	$5,228
Taxes payable	4,347	2,709
Accrued fees	328	731
Accrued interest	153	81
Accrued bond coupon………………………………………………………………………………	3,855	—
Other	589	862
Total accrued expenses	$15,717	$9,611